UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $2,308,046 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER HLDGS INC               COM              00809C106     4871   820000 SH       SOLE                   820000
ALLTEL CORP                    COM              020039103    46549   838724 SH       SOLE                   838724
AMERICAN TOWER CORP            CL A             029912201   115952  3176779 SH       SOLE                  3176779
APPLE COMPUTER INC             COM              037833100    76980  1000000 SH       SOLE                  1000000
BROADWING CORP                 COM              11161E101    94650  7500000 SH       SOLE                  7500000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    94478  4160200 SH       SOLE                  4160200
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   182938  2728385 SH       SOLE                  2728385
CITADEL BROADCASTING CORP      COM              17285T106     5349   569042 SH       SOLE                   569042
CONVERA CORP                   CL A             211919105     2235   422544 SH       SOLE                   422544
CTC MEDIA INC                  COM              12642X106    31316  1404300 SH       SOLE                  1404300
DOBSON COMMUNICATIONS CORP     CL A             256069105    77822 11085813 SH       SOLE                 11085813
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    19679   790000 SH       SOLE                   790000
EMMIS COMMUNICATIONS CORP      CL A             291525103    26755  2182300 SH       SOLE                  2182300
EQUINIX INC                    COM NEW          29444U502   112195  1866800 SH       SOLE                  1866800
FIBERTOWER CORP                COM              31567R100   104124 11018416 SH       SOLE                 11018416
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   118264  2041856 SH       SOLE                  2041856
GETTY IMAGES INC               COM              374276103    61345  1234800 SH       SOLE                  1234800
GLOBAL CROSSING LTD            SHS NEW          G3921A175    12355   602700 SH       SOLE                   602700
INTERPUBLIC GROUP COS INC      COM              460690100    13411  1354600 SH       SOLE                  1354600
LAS VEGAS SANDS CORP           COM              517834107    54680   800000 SH       SOLE                   800000
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    48884  2398650 SH       SOLE                  2398650
LIONS GATE ENTMNT CORP         COM NEW          535919203    26796  2676900 SH       SOLE                  2676900
MONSTER WORLDWIDE INC          COM              611742107    14114   390000 SH       SOLE                   390000
MOVE INC COM                   COM              62458M108    60194 12259549 SH       SOLE                 12259549
NETFLIX COM INC                COM              64110L106    69819  3064944 SH       SOLE                  3064944
NETRATINGS INC                 COM              64116M108    49453  3475284 SH       SOLE                  3475284
NEUSTAR INC                    CL A             64126X201    80189  2889700 SH       SOLE                  2889700
NTELOS HLDGS CORP              COM              67020Q107    12808  1003000 SH       SOLE                  1003000
ORASCOM TELECOM HOLDING SAE    COM              68554W205    62935  1139500 SH       SOLE                  1139500
PRIMEDIA INC                   COM              74157K101     5700  3750312 SH       SOLE                  3750312
RESEARCH IN MOTION LTD         COM              760975102   109872  1070356 SH       SOLE                  1070356
RURAL CELLULAR CORP            CL A             781904107     5988   621800 SH       SOLE                   621800
SBA COMMUNICATIONS CORP        COM              78388J106    98938  4066500 SH       SOLE                  4066500
STATION CASINOS INC            COM              857689103    32709   565600 SH       SOLE                   565600
TIME WARNER TELECOM INC        CL A             887319101   116056  6105000 SH       SOLE                  6105000
UNITED STATES CELLULAR CORP    COM              911684108    89562  1500200 SH       SOLE                  1500200
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     8001   350000 SH       SOLE                   350000
WARNER MUSIC GROUP CORP        COM              934550104    80871  3116400 SH       SOLE                  3116400
WYNN RESORTS LTD               COM              983134107    46852   688900 SH       SOLE                   688900
XM SATELLITE RADIO HLDGS INC   CL A             983759101    29618  2296000 SH       SOLE                  2296000
YOUNG BROADCASTING INC         CL A             987434107     2739  1191046 SH       SOLE                  1191046